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FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-07024
Columbia International Stock Fund, Inc.
(Exact name of registrant as specified in charter)
One Financial Center, Boston, Massachusetts		02111
(Address of principal executive offices)		(Zip code)
Vincent Pietropaolo, Esq. Columbia Management Group, Inc. One Financial Center Boston, MA 02111
(Name and address of agent for service)

Registrant's telephone number, including area code:		1-617-772-3698

Date of fiscal year end:	8/31/05

Date of reporting period:	11/30/04

Item 1. Schedule of Investments.

INVESTMENT PORTFOLIO

November 30, 2004 (Unaudited)	Columbia International Stock Fund

		Shares	Value ($)*
Common Stocks – 97.2%
CONSUMER DISCRETIONARY – 12.5%
Auto Components – 1.2%
	Continental AG	55,000	3,347,338
	Denso Corp.	181,700	4,338,856
		Auto Components Total	7,686,194
Automobiles – 2.2%
	Nissan Motor Co., Ltd.	223,500	2,346,213
	Renault SA	80,341	6,567,127
	Toyota Motor Corp.	163,900	6,122,224
		Automobiles Total	15,035,564
Hotels, Restaurants & Leisure – 1.8%
	Carnival Corp.	80,000	4,240,800
	InterContinental Hotels Group PLC	302,965	3,857,561
	OPAP SA	148,860	3,850,515
		Hotels, Restaurants & Leisure Total	11,948,876
Household Durables – 2.2%
	Koninklijke (Royal) Philips Electronics NV	194,900	5,032,304
	Matsushita Electric Industrial Co., Ltd.	420,000	6,247,311
	Pioneer Corp.	57,000	1,068,985
	Sharp Corp.	137,000	2,192,472
		Household Durables Total	14,541,072
Leisure Equipment & Products – 1.0%
	Fuji Photo Film Co., Ltd.	188,000	6,620,241
		Leisure Equipment & Products Total	6,620,241
Media – 2.8%
	Dentsu, Inc.	742	2,028,823
	JC Decaux SA (a)	116,700	3,096,195
	News Corp., Class B	218,700	3,956,283
	Pearson PLC	516,300	6,062,755
	WPP Group PLC	349,000	3,858,829
		Media Total	19,002,885
Multiline Retail – 0.2%
	Takashimaya Co., Ltd.	147,000	1,390,087
		Multiline Retail Total	1,390,087
Specialty Retail – 0.2%
	Nitori Co., Ltd.	21,150	1,256,579
		Specialty Retail Total	1,256,579
Textiles, Apparel & Luxury Goods – 0.9%
	Burberry Group PLC	544,846	4,151,495

		Shares	Value ($)*
	Swatch Group AG, Registered Shares	77,400	2,179,896
		Textiles, Apparel & Luxury Goods Total	6,331,391
		CONSUMER DISCRETIONARY TOTAL	83,812,889
CONSUMER STAPLES – 9.8%
Beverages – 2.1%
	Diageo PLC	606,450	8,480,924
	SABMiller PLC	327,479	5,509,261
		Beverages Total	13,990,185
Food & Staples Retailing – 1.5%
	Metro AG	93,688	4,707,125
	Wal-Mart de Mexico SA de CV, Series V	913,000	3,127,547
	William Morrison Supermarkets PLC	588,442	2,529,555
		Food & Staples Retailing Total	10,364,227
Food Products – 2.9%
	Nestle SA, Registered Shares	44,797	11,512,885
	Unilever PLC	897,120	8,208,300
		Food Products Total	19,721,185
Household Products – 1.8%
	Kao Corp.	113,000	2,715,572
	Reckitt Benckiser PLC	312,064	9,197,832
		Household Products Total	11,913,404
Tobacco – 1.5%
	Imperial Tobacco Group PLC	268,797	6,999,575
	Japan Tobacco, Inc.	289	2,733,066
		Tobacco Total	9,732,641
		CONSUMER STAPLES TOTAL	65,721,642
ENERGY – 9.6%
Energy Equipment & Services – 0.3%
	Saipem S.p.A.	193,600	2,293,882
		Energy Equipment & Services Total	2,293,882
Oil & Gas – 9.3%
	BG Group PLC	465,377	3,227,001
	BP PLC, ADR	259,430	15,916,031
	EnCana Corp.	159,800	9,118,748
	ENI S.p.A.	602,450	14,800,552
	Norsk Hydro ASA	38,280	3,129,328
	PTT Public Co., Ltd.	540,700	2,337,157
	Shell Transport & Trading Co., PLC	569,000	4,782,698

		Shares	Value ($)*
	Total SA	39,790	8,713,022
		Oil & Gas Total	62,024,537
		ENERGY TOTAL	64,318,419
FINANCIALS – 23.7%
Capital Markets – 0.5%
	Deutsche Bank AG, Registered Shares	43,398	3,672,633
		Capital Markets Total	3,672,633
Commercial Banks – 14.7%
	Anglo Irish Bank Corp., PLC	206,000	4,663,248
	Banco Popolare di Verona e Novara	211,600	4,044,755
	Banco Popular Espanol SA	60,780	3,829,871
	Bank of Ireland	307,856	4,703,156
	Bank of Yokohama Ltd.	425,000	2,675,598
	Barclays PLC	965,610	9,959,987
	BNP Paribas SA	121,854	8,462,846
	Danske Bank A/S	160,000	4,777,864
	DNB NOR ASA	386,600	3,639,499
	Erste Bank der Oesterreichischen Sparkassen AG	77,309	3,931,074
	Hansabank Ltd.	5,665	66,612
	HSBC Holdings PLC	571,500	9,753,282
	Kookmin Bank (a)	97,500	3,715,187
	Mitsubishi Tokyo Financial Group, Inc.	487	4,601,119
	Mizuho Financial Group, Inc.	755	3,276,942
	National Bank of Greece SA	125,190	3,837,596
	Royal Bank of Scotland Group PLC	255,071	7,835,181
	Skandinaviska Enskilda Banken AB, Class A	462,200	8,804,962
	Sumitomo Mitsui Financial Group, Inc.	461	3,194,136
	UniCredito Italiano S.p.A.	463,600	2,555,649
		Commercial Banks Total	98,328,564
Consumer Finance – 0.4%
	Credit Saison Co., Ltd.	77,800	2,612,032
		Consumer Finance Total	2,612,032
Diversified Financial Services – 1.0%
	ING Groep NV, CVA	242,640	6,691,503
		Diversified Financial Services Total	6,691,503
Insurance – 5.2%
	Aegon NV	458,234	5,679,218
	Allianz AG, Registered Shares	45,593	5,689,712
	AXA	230,780	5,408,602

		Shares	Value ($)*
	Irish Life & Permanent PLC	196,100	3,336,450
	Millea Holdings, Inc.	423	5,945,362
	Mitsui Sumitomo Insurance Co., Ltd.	322,000	2,831,674
	Riunione Adriatica di Sicurta S.p.A.	151,001	3,272,182
	T&D Holdings, Inc. (a)	65,000	3,024,379
		Insurance Total	35,187,579
Real Estate – 1.9%
	Sumitomo Realty & Development Co., Ltd.	287,000	3,521,689
	Sun Hung Kai Properties Ltd.	737,000	7,308,248
	Swire Pacific Ltd., Class A	208,000	1,669,552
		Real Estate Total	12,499,489
		FINANCIALS TOTAL	158,991,800
HEALTH CARE – 10.9%
Health Care Equipment & Supplies – 2.5%
	GN Store Nord A/S	158,000	1,631,440
	Nobel Biocare Holding AG	14,880	2,675,841
	Smith & Nephew PLC	887,110	9,039,552
	Synthes, Inc. (a)	28,200	3,053,616
		Health Care Equipment & Supplies Total	16,400,449
Pharmaceuticals – 8.4%
	AstraZeneca PLC	145,300	5,709,664
	Chugai Pharmaceutical Co., Ltd.	277,000	4,335,209
	GlaxoSmithKline PLC	478,450	10,062,799
	Novartis AG, Registered Shares	160,260	7,685,763
	Sanofi-Aventis SA	107,930	8,133,106
	Schering AG	38,700	2,749,299
	Shire Pharmaceuticals Group PLC	201,800	2,021,978
	Takeda Pharmaceutical Co., Ltd.	202,600	9,936,687
	Teva Pharmaceutical Industries Ltd., ADR	215,400	5,876,112
		Pharmaceuticals Total	56,510,617
		HEALTH CARE TOTAL	72,911,066
INDUSTRIALS – 10.5%
Building Products – 0.5%
	Wienerberger AG	78,755	3,494,147
		Building Products Total	3,494,147

		Shares	Value ($)*
Commercial Services & Supplies – 1.1%
	Randstad Holding NV	205,218	7,883,311
		Commercial Services & Supplies Total	7,883,311
Construction & Engineering – 1.4%
	Shimizu Corp.	586,000	2,996,579
	Vinci SA	50,900	6,297,606
		Construction & Engineering Total	9,294,185
Electrical Equipment – 0.4%
	Mitsubishi Electric Corp.	541,000	2,646,143
		Electrical Equipment Total	2,646,143
Industrial Conglomerates – 1.5%
	Hutchison Whampoa Ltd.	380,000	3,403,155
	Siemens AG, Registered Shares	42,778	3,422,492
	Smiths Group PLC	225,978	3,307,797
		Industrial Conglomerates Total	10,133,444
Machinery – 2.6%
	Atlas Copco AB, Class B	212,100	8,610,328
	Heidelberger Druckmaschinen AG (a)	92,000	3,151,766
	Volvo AB, Class B	135,200	5,517,027
		Machinery Total	17,279,121
Road & Rail – 1.7%
	Canadian National Railway Co.	117,385	6,792,256
	ComfortDelGro Corp., Ltd.	2,285,000	1,993,893
	East Japan Railway Co.	462	2,533,893
		Road & Rail Total	11,320,042
Trading Companies & Distributors – 0.8%
	Mitsubishi Corp.	413,000	5,210,887
		Trading Companies & Distributors Total	5,210,887

Transportation Infrastructure – 0.5%	BAA PLC	289,700	3,220,942
		Transportation Infrastructure Total	3,220,942
		INDUSTRIALS TOTAL	70,482,222
INFORMATION TECHNOLOGY – 4.6%
Communications Equipment – 1.5%
	Nokia Oyj	238,000	3,854,522
	Tandberg ASA	302,600	3,420,781
	Telefonaktiebolaget LM Ericsson, ADR (a)	78,800	2,620,100
		Communications Equipment Total	9,895,403
Computers & Peripherals – 0.4%
	Toshiba Corp.	633,000	2,678,163
		Computers & Peripherals Total	2,678,163

		Shares	Value ($)*
Electronic Equipment & Instruments – 0.8%
	TDK Corp.	78,000	5,579,219
		Electronic Equipment & Instruments Total	5,579,219
Internet Software & Services – 0.2%
	NIWS Co., Ltd.	475	1,150,925
		Internet Software & Services Total	1,150,925
Office Electronics – 0.6%
	Canon, Inc.	78,400	3,915,797
		Office Electronics Total	3,915,797
Semiconductors & Semiconductor Equipment – 1.1%
	Samsung Electronics Co., Ltd.	11,500	4,754,452
	STMicroelectronics NV, N.Y. Registered Shares	125,100	2,502,000
		Semiconductors & Semiconductor Equipment Total	7,256,452
		INFORMATION TECHNOLOGY TOTAL	30,475,959
MATERIALS – 4.3%
Chemicals – 3.2%
	BASF AG	73,400	4,935,249
	L’Air Liquide SA	15,210	2,627,953
	Novozymes A/S, Class B	33,300	1,572,622
	Sumitomo Chemical Co., Ltd.	870,000	4,320,864
	Syngenta AG (a)	77,136	8,181,582
		Chemicals Total	21,638,270
Construction Materials – 0.7%
	Cemex SA de CV, ADR, Certificates of Participation	149,900	4,828,279
		Construction Materials Total	4,828,279
Paper & Forest Products – 0.4%
	UPM-Kymmene Oyj	112,100	2,529,728
		Paper & Forest Products Total	2,529,728
		MATERIALS TOTAL	28,996,277
TELECOMMUNICATION SERVICES – 7.0%
Diversified Telecommunication Services – 4.6%
	Belgacom SA (a)	90,300	3,598,955
	Bharti Tele-Ventures Ltd. (a)	798,500	3,111,401
	Deutsche Telekom AG, Registered Shares (a)	365,392	7,759,720
	France Telecom SA	160,300	5,029,410
	Nippon Telegraph & Telephone Corp.	778	3,477,906
	TDC A/S	89,700	3,679,139

		Shares	Value ($)*
	Telecom Italia S.p.A.	983,791	3,769,627
		Diversified Telecommunication Services Total	30,426,158
Wireless Telecommunication Services – 2.4%
	NTT DoCoMo, Inc.	2,193	3,804,520
	Vodafone Group PLC	4,566,860	12,384,141
		Wireless Telecommunication Services Total	16,188,661
		TELECOMMUNICATION SERVICES TOTAL	46,614,819
UTILITIES – 4.3%
Electric Utilities – 2.0%
	E.ON AG	79,210	6,662,637
	Fortum Oyj	204,600	3,544,627
	Tokyo Electric Power Co., Inc.	115,200	2,747,738
		Electric Utilities Total	12,955,002
Gas Utilities – 0.8%
	Centrica PLC	586,530	2,771,858
	Tokyo Gas Co., Ltd.	676,000	2,707,145
		Gas Utilities Total	5,479,003
Multi-Utilities & Unregulated Power – 1.5%
	National Grid Transco PLC	750,736	6,855,083
	Veolia Environnement	106,300	3,350,491
		Multi-Utilities & Unregulated Power Total	10,205,574
		UTILITIES TOTAL	28,639,579
	Total Common Stocks (cost of $548,095,353)		650,964,672
Preferred Stock – 0.9%
CONSUMER DISCRETIONARY – 0.9%
Automobiles – 0.9%
	Porsche AG	9,000	5,732,186
		Automobiles Total	5,732,186
		CONSUMER DISCRETIONARY TOTAL	5,732,186
	Total Preferred Stock (cost of $5,753,048)		5,732,186

		Par ($)	Value ($)*
Short-Term Obligation – 2.2%

	Repurchase agreement with State Street Bank & Trust Co., dated 11/30/04, due 12/01/04 at 1.840%, collateralized by a U.S. Treasury Note maturing 07/15/09, market value of $14,850,206 (repurchase proceeds $14,557,744)	14,557,000	14,557,000

	Total Short-Term Obligation (cost of $14,557,000)		14,557,000

	Total Investments – 100.3% (cost of $568,405,401)(b)(c)		671,253,858

	Other Assets & Liabilities, Net – (0.3)%		(1,716,049)

	Net Assets – 100.0%		669,537,809

Notes to Investment Portfolio:

*                 Security Valuation:

Equity securities are valued at the last sale price on the principal exchange on which they trade, except for securities traded on the NASDAQ, which are valued at the NASDAQ official close price.  Unlisted securities or listed securities for which there were no sales during the day are valued at the closing bid price on such exchanges or over-the-counter markets.

Short-term debt obligations maturing within 60 days are valued at amortized cost, which approximates market value.

Foreign securities are generally valued at the last sale price on the foreign exchange or market on which they trade.  If any foreign share prices are not readily available as a result of limited share activity, the securities are valued at the last sale price of the local shares in the principal market in which such securities are normally traded.

Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the New York Stock Exchange (“NYSE”).  The values of such securities used in computing the net asset value of the Fund’s shares are determined as of such times.  Foreign currency exchange rates are generally determined at 2:00 p.m. Eastern (U.S.) time.  Occasionally, events affecting the values of such foreign securities and such exchange rates may occur between the times at which they are determined and the close of the customary trading session of the NYSE, which would not be reflected in the computation of the Fund’s net asset value.  If events materially affecting the values of such foreign securities occur and it is determined that market quotations are not reliable, then these foreign securities will be valued at their fair value using procedures approved by the Board of Directors.

The Fund may use a systematic fair valuation model provided by an independent third party to value securities principally traded in foreign markets in order to adjust for possible stale pricing that may occur between the close of the foreign exchanges and the time for fair valuation.  If a security is valued at a “fair value,” that value is likely to be different from the last quoted market price for the security.

Investments for which market quotations are not readily available, or quotations which management believes are not appropriate, are valued at fair value under procedures approved by the Board of Directors.

(a)          Non-income producing security.

(b)         Cost for federal income tax purposes is $568,405,401.

(c)          Unrealized appreciation and depreciation at November 30, 2004 based on cost of investments for federal income tax purposes was:

Unrealized	Unrealized	Net Unrealized
Appreciation	Depreciation	Appreciation

$106,295,213	$(3,446,756)	$102,848,457

Summary of Securities by Country	Value ($)	% of Total Investments
United Kingdom	165,704,081	24.7
Japan	128,785,034	19.2
France	57,686,358	8.6
Germany	51,830,156	7.7
Switzerland	32,235,967	4.8
Italy	30,736,648	4.6
Netherlands	27,788,336	4.1
Sweden	25,552,417	3.8
United States*	21,566,899	3.2
Canada	15,911,004	2.4
Ireland	12,702,854	1.9
Hong Kong	12,380,955	1.8
Denmark	11,661,066	1.7
Norway	10,189,608	1.5
Finland	9,928,878	1.5
South Korea	8,469,638	1.3
Mexico	7,955,826	1.2
Greece	7,688,111	1.1
Austria	7,425,221	1.1
Israel	5,876,112	0.9
Panama	4,240,800	0.6
Spain	3,829,871	0.6
Belgium	3,598,955	0.5
India	3,111,401	0.5
Thailand	2,337,157	0.4
Singapore	1,993,893	0.3
Estonia	66,612	0.0

	671,253,858	100.0

* Includes short-term obligation.

Certain securities are listed by country of underlying exposure but may trade predominately on other exchanges.

Acronym	Name
ADR	American Depositary Receipt

Item 2. Controls and Procedures.

(a)          The registrant’s principal executive officer and principal financial officer, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing of this report, have concluded that such controls and procedures are adequately designed to ensure that information required to be disclosed by the registrant in Form N-Q is accumulated and communicated to the registrant’s management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

(b)         There were no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	Columbia International Stock Fund, Inc.

By (Signature and Title)	/S/ Christopher L. Wilson
Christopher L. Wilson, President

Date	January 26, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/S/ Christopher L. Wilson
Christopher L. Wilson, President

Date	January 26, 2005

By (Signature and Title)	/S/ J. Kevin Connaughton
J. Kevin Connaughton, Treasurer

Date	January 26, 2005